Net Loss per Share or Unit - Basic and Diluted	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss per Share or Unit - Basic and Diluted
16. Net Loss per Share or Unit – Basic and Diluted
For the three and nine months ended September 30, 2022 and 2021, basic net loss per share or unit was computed by dividing the net loss attributable to common stockholders or unit holders by the weighted average number of common shares or units outstanding. Prior to April 30, 2021, undistributed losses were allocated equally to each class of member units, including vested incentive units, since they shared equally in the residual net assets of Legacy Comera upon liquidation, subject to their different distribution participation rights. Subsequent to April 30, 2021, undistributed losses were allocated entirely to common stockholders since neither the convertible preferred stock nor the contingently returnable
Earn-Out
Shares are required to share in the losses of the Company.
As the Transaction has been accounted for as a reverse recapitalization, the shares or units and net loss per share or unit, prior to the Transaction, have been retroactively adjusted to amounts reflecting the Exchange Ratio established in the Transaction.
For the three and nine months ended September 30, 2022 and 2021, diluted net loss per share or unit is the same as basic net loss per share or unit since the effect of considering unvested incentive units, options to purchase common stock, warrants to purchase common stock,
Earn-Out
Shares, and convertible preferred stock in the calculation would be anti-dilutive.
The
following potentially dilutive common stock or member unit equivalents, presented based on amounts outstanding at each period end, were excluded from the computation of diluted net loss per share or unit because including them would have had an anti-dilutive effect:

	Nine Months Ended September 30,
	2022	2021

Options to purchase common stock	1,982,641	2,674,384
Earn-Out Shares	3,150,000	—
Convertible preferred stock (as converted to common stock)	342,754	10,643,403
Warrants to purchase common stock	11,041,332	—
The
following table sets forth the calculation of basic and diluted net loss per share or unit:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021

Net loss available to common stockholders or unit holders—basic and diluted	$(3,163,657)	$(913,700)	$(15,329,488)	$(3,427,675)

Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders—basic and diluted	16,024,011	144,163	8,294,938	3,955,649

Net loss per share or unit attributable to common stockholders or unit holders—basic and diluted	$(0.20)	$(6.34)	$(1.85)	$(0.87)

16. Net Loss per Share or Unit – Basic and Diluted
As the Transaction has been accounted for as a reverse recapitalization, as described in Note 1, the net loss per share or unit information prior to the Transaction, has been retroactively adjusted to amounts reflecting the Exchange Ratio established in the Transaction.
For the years ended December 31, 2021 and 2020, basic net loss per share or unit was computed by dividing the net loss attributable to common stockholders or unit holders by the weighted average number of common shares and member units outstanding. Prior to April 30, 2021, undistributed losses were allocated equally to each class of member units, including vested incentive units, since they share equally in the residual net assets of the Company upon liquidation, subject to their different distribution participation rights. Subsequent to April 30, 2021, the Company did not have any participating securities as the convertible preferred stock is not required to share in the losses of the Company.
For the years ended December 31, 2021 and 2020, diluted net loss per share or unit is the same as basic net loss per share or unit since the effect of considering unvested incentive units, stock options, and convertible preferred stock in the calculation would be anti-dilutive.
The following potentially dilutive common stock or member unit equivalents, presented based on amounts outstanding at each year end, were excluded from the computation of diluted net loss per share or unit because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2021	2020
Options to purchase common stock	2,689,935	—
Unvested incentive units	—	331,547
Convertible preferred stock (as converted to common stock)	10,643,403	—
The following table sets forth the calculation of basic and diluted net loss per share or unit:

	Year Ended December 31,
	2021	2020
Net loss available to common stockholders or members — basic and diluted	$(5,451,778)	$(2,125,487)

Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders—basic and diluted	3,012,603	8,521,250

Net loss per share or unit attributable to common stockholders or unit holders—basic and diluted	$(1.81)	$(0.25)